Supplemental Cash Flow Disclosure - Summary of Reconciliation of Liabilities to Cash Flows from Financing Activities (Detail) - CAD ($)	12 Months Ended	13 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Supplementary Cash Flow Information [Line Items]
Increase in long-term debt, net of finance costs		$ 3,666,311
Repayments From Cash (used in) provided by financing activities	$ 19,389,098	7,654,363
Loan
Disclosure Of Supplementary Cash Flow Information [Line Items]
Beginning Balance	5,429,852
Repayments From Cash (used in) provided by financing activities	(1,571,432)
Non-cash Changes Accretion of Interest	32,657
Ending Balance	3,891,077	5,429,852
Balance of Purchase Price
Disclosure Of Supplementary Cash Flow Information [Line Items]
Beginning Balance	3,202,612
Repayments From Cash (used in) provided by financing activities	(2,941,016)
Ending Balance	261,596	3,202,612
Bank Line of Credit
Disclosure Of Supplementary Cash Flow Information [Line Items]
Increase in long-term debt, net of finance costs	490,000
Ending Balance	490,000
Finance Lease Liabilities
Disclosure Of Supplementary Cash Flow Information [Line Items]
Beginning Balance	44,644
Repayments From Cash (used in) provided by financing activities	(25,961)
Ending Balance	18,683	44,644
Loan IQ
Disclosure Of Supplementary Cash Flow Information [Line Items]
Beginning Balance	8,347,506
Repayments From Cash (used in) provided by financing activities	(8,593,775)
Non-cash Changes Accretion of Interest	47,242
Non-cash changes financing and discounted fees	199,027
Ending Balance		8,347,506
Loan in GBP
Disclosure Of Supplementary Cash Flow Information [Line Items]
Beginning Balance	3,562,814
Repayments From Cash (used in) provided by financing activities	(3,456,910)
Non-cash Changes Accretion of Interest	16,594
Non-cash changes effect of foreign currency exchange rate changes	(225,384)
Non-cash changes financing and discounted fees	102,886
Ending Balance		3,562,814
Refundable Contribution
Disclosure Of Supplementary Cash Flow Information [Line Items]
Beginning Balance	2,344,116
Repayments From Cash (used in) provided by financing activities	(2,800,004)
Non-cash Changes Accretion of Interest	100,855
Non-cash changes financing and discounted fees	355,033
Ending Balance		2,344,116
Long-term Debt
Disclosure Of Supplementary Cash Flow Information [Line Items]
Beginning Balance	22,931,544
Increase in long-term debt, net of finance costs	490,000
Repayments From Cash (used in) provided by financing activities	(19,389,098)
Non-cash Changes Accretion of Interest	197,348
Non-cash changes effect of foreign currency exchange rate changes	(225,384)
Non-cash changes financing and discounted fees	656,946
Ending Balance	4,661,356	22,931,544
Interest Rate Swap Liability (Asset) Used for Hedging
Disclosure Of Supplementary Cash Flow Information [Line Items]
Beginning Balance	7,298
Non-cash changes in fair value	(26,388)
Ending Balance	(19,090)	7,298
Cross Currency Swap Liability
Disclosure Of Supplementary Cash Flow Information [Line Items]
Beginning Balance	207,839
Settlement of Cross Currency Swap From Cash (Used in) Provided by Financing Activities	(58,999)
Non-cash changes effect of foreign currency exchange rate changes	7,499
Non-cash changes in fair value	$ (156,339)
Ending Balance		$ 207,839